UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 02/28/2009

Item 1 –	Schedule of Investments

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.2%	Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.125%, 8/01/15 (a)(b)	$500	$329,915

Arizona - 4.3%	Arizona State Transportation Board, Highway Revenue Bonds, Series B, 5%, 7/01/17	2,500	2,813,800
	Maricopa County, Arizona, School District Number 69 (Paradise Valley), GO (School Improvement Project), Series C, 4%, 7/01/14 (c)	1,185	1,272,761
	Phoenix, Arizona, Civic Improvement Corporation, Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/01/18	1,000	1,163,380
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5.25%, 12/01/19	2,000	1,662,340

			6,912,281

California - 13.9%	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%, 7/01/13	875	785,172
	Antelope Valley, California, Health Care District Revenue Bonds, Series A, 5.25%, 9/01/17	2,000	1,682,620
	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Los Angeles County Securitization Corporation), 5.25%, 6/01/21 (d)	5,225	3,304,186
	California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.50%, 5/01/14 (e)	10,000	10,776,500
	California State, GO, Refunding (Veterans Bonds), Series BG, 5.05%,12/01/11	1,000	1,012,190
	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Refunding Bonds, Senior Series A-1, 5%, 6/01/16	3,000	2,668,920
	Southern California Public Power Authority, Natural Gas Project Number 1 Revenue Bonds, Series A, 5.25%, 11/01/19	2,445	1,913,017

			22,142,605

Colorado - 2.9%	Adams County, Colorado, COP, 4.50%, 12/01/22	500	491,660
	Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%, 11/15/13 (e)	3,820	4,141,338

			4,632,998

Florida - 8.9%	Broward County, Florida, School Board, COP, Series C, 5.25%, 7/01/17 (f)	3,410	3,665,716
	Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), Series 1, 7%, 12/01/18	1,300	1,299,805
	Middle Village Community Development District, Florida, Special Assessment Bonds, Series C, 5.125%, 5/01/09	155	154,493

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds

HFA	Housing Finance Authority
IDA	Industrial Development Authority
PCR	Pollution Control Revenue Bonds
S/F	Single-Family

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, AMT, Series A, 5.25%, 10/01/18 (g)(h)	$5,440	$5,325,488
	Panther Trace Community Development District II, Florida, Special Assessment Revenue Bonds, 5.125%, 11/01/13	985	606,908
	Panther Trace Community Development District II, Florida, Special Assessment Revenue Bonds, Series A, 5%, 11/01/10	470	440,846
	Sterling Hill Community Development District, Florida, Capital Improvement Revenue Refunding Bonds, Series B, 5.50%, 11/01/10	175	171,539
	Tolomato Community Development District, Florida, Special Assessment Bonds, 6.375%, 5/01/17	3,130	2,549,510

			14,214,305

Georgia - 2.3%	Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds (Canterbury Court Project), Series A, 5%, 2/15/14	1,050	965,202
	Georgia State, GO, Series G, 5%, 12/01/17	2,250	2,624,512

			3,589,714

Idaho - 3.5%	Ada and Canyon Counties, Idaho, Joint School District Number 2 (Meridian), GO, 5%, 8/15/17	5,000	5,569,800

Illinois - 5.1%	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, Series A-2, 5.25%, 1/01/14 (f)	5,000	5,170,100
	Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A, 6.57%, 2/15/13	1,000	928,470
	Granite City, Madison County, Illinois, Disposal Revenue Bonds (Waster Management, Inc. Project), AMT, 4.875%, 5/01/27	1,500	1,456,875
	Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers Program), 5.90%, 7/01/14	715	645,001

			8,200,446

Indiana - 1.1%	Indiana Bond Bank, Special Program Gas Revenue Bonds, Series A, 5%,10/15/17	2,000	1,736,840

Kentucky - 2.6%	Kenton County, Kentucky, Airport Board, Airport Revenue Refunding Bonds (Cincinnati/Northern Kentucky International Airport), AMT, Series A, 5.625%, 3/01/15	2,000	2,038,900
	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/24 (c)	2,000	2,081,240

			4,120,140

Louisiana - 0.7%	Morehouse Parish, Louisiana, PCR, Refunding (International Paper Company Project), Series A, 5.25%, 11/15/13	1,000	882,090
	New Orleans, Louisiana, Aviation Board Revenue Refunding Bonds, Series A-2, 6%, 1/01/23 (c)	250	253,500

			1,135,590

Maryland - 3.0%	Anne Arundel County, Maryland, Consolidated General Improvements, GO, Refunding, 5%, 3/01/15	1,455	1,667,954
	Maryland State, GO (State and Local Facilities Loan), First Series, 5%,3/01/15	2,745	3,151,727

			4,819,681

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Massachusetts - 4.9%	Massachusetts State Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), AMT, Series A, 5.30%, 12/01/09	$3,300	$3,275,283
	Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines, Inc. Project), AMT, Series A, 5.50%, 1/01/14 (e)	2,500	1,754,675
	Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines, Inc. Project), AMT, Series A, 5.50%, 1/01/15 (e)	4,000	2,806,040

			7,835,998

Michigan - 0.7%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (McLaren Health Care Corporation), 5.25%, 5/15/16	1,000	1,029,870

Mississippi - 0.5%	Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy Resources, Inc. Project), 5.90%, 5/01/22	1,000	819,440

Nebraska - 1.6%	Omaha Convention Hotel Corporation, Nebraska, First Tier Revenue Refunding Bonds, 5%, 2/01/19 (e)	2,435	2,543,577

New Jersey - 1.7%	New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series W, 5%, 9/01/15	2,500	2,703,500

New York - 10.2%	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	375	387,300
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5%, 11/15/24	1,000	1,006,290
	Metropolitan Transportation Authority, New York, Revenue Bonds, Series A, 5%, 11/15/25	500	498,840
	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-1, 5%, 1/15/23	865	885,215
	New York City, New York, GO, Series A-1, 4.75%, 8/15/25	4,000	3,772,000
	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (New York University Hospital Center), Series A, 5%,7/01/16	1,140	919,786
	New York State, GO, Series A, 4%, 3/01/16	2,000	2,139,320
	New York State Urban Development Corporation, Service Contract Revenue Refunding Bonds, Series B, 5%, 1/01/21	1,470	1,531,181
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 37th Series, 5.50%, 7/15/18 (f)	3,000	3,173,730
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, 131st Series, 5%, 12/15/14	1,000	1,048,450
	Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds (Kendal on the Hudson Project), Series A, 5.625%, 1/01/13	1,000	936,580

			16,298,692

Ohio - 3.0%	Ohio State, GO, Series L, 5%, 10/01/14	1,835	2,079,734
	Ohio State Highway Capital Improvements, GO, Series L, 5%, 5/01/16	2,340	2,678,621

			4,758,355

Oregon - 3.7%	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series A, 5%, 11/15/16 (i)	5,000	5,816,100

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Pennsylvania - 0.7%	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 103C, 4.375%, 4/01/18	$1,160	$1,176,820

Tennessee - 1.6%	Jackson, Tennessee, GO, Refunding, 4%, 3/01/22 (c)	2,650	2,528,604

Texas - 11.0%	Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT, Sub-Series C-1, 4.75%, 11/01/13 (h)	1,500	1,510,035
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A, 5.75%, 11/01/14 (g)(h)	5,000	5,202,750
	Houston, Texas, Airport System, Subordinate Lien Revenue Refunding Bonds, AMT, Series A, 5.875%, 7/01/15 (f)	5,000	5,100,500
	Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series B, 5%, 11/15/18 (g)(h)	2,475	2,673,272
	San Antonio, Texas, Airport System, Improvement Revenue Bonds, AMT, 5.25%, 7/01/19 (f)	3,055	3,022,373

			17,508,930

Vermont - 0.4%	Vermont Educational and Health Buildings Financing Agency, Hospital Revenue Bonds (Fletcher Allen Health Care), Series A, 6%, 12/01/23	775	716,348

Virginia - 2.5%	Fredericksburg, Virginia, EDA, Hospital Facilities Revenue Refunding Bonds (MediCorp Health System), 5%, 6/15/17	1,550	1,583,681
	The Shops at White Oak Village Community Development Authority, Virginia, Special Assessment Revenue Bonds, 5.30%, 3/01/17	3,000	2,467,050

			4,050,731

Washington - 3.3%	Kitsap County, Washington, School District Number 400 (North Kitsap), GO, Refunding, 5.125%, 12/01/16 (f)	4,650	5,228,321

Puerto Rico - 2.8%	Puerto Rico Commonwealth Government Development Bank, Senior Revenue Bonds, Series B, 5%, 12/01/17	1,500	1,398,795
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series B, 5%, 7/01/18	3,250	3,003,390

			4,402,185

	Total Municipal Bonds - 97.1%		154,821,786

	Mutual Funds	Shares

	BlackRock Insured Municipal Term Trust, Inc. (j)	99,700	1,023,919

	Total Mutual Funds - 0.6%		1,023,919

	Total Long-Term Investments (Cost - $162,529,316) - 97.7%		155,845,705

	Short-Term Securities

Money Market Fund - 1.3%	Merrill Lynch Institutional Tax-Exempt Fund, 0.66% (j)(k)	2,019,241	2,019,241

	Total Short-Term Securities
	(Cost - $2,019,241) - 1.3%		2,019,241

	Total Investments (Cost - $164,548,557*) - 99.0%		157,864,946
	Other Assets Less Liabilities - 1.0%		1,634,153

	Net Assets - 100.0%		$159,499,099

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments February 28, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$164,394,191

Gross unrealized appreciation	$3,223,842
Gross unrealized depreciation	(9,753,087)

Net unrealized depreciation	$(6,529,245)

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	Assured Guaranty Insured.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(e)	AMBAC Insured.

(f)	FSA Insured.

(g)	FGIC Insured.

(h)	NPFGC Insured.

(i)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Purchase Cost	Sale Cost	Realized Loss	Income

BlackRock Insured Municipal 2008 Term Trust, Inc.	—	$4,184,536	$(589,806)	$138,714
BlackRock Insured Municipal Term Trust, Inc.	—	—	—	$30,608
Merrill Lynch Institutional Tax-Exempt Fund	$1,999,925	—	—	$38,839

(k)	Represents the current yield as of report date.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments February 28, 2009 (Unaudited)

•

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	$3,043,160
Level 2	154,821,786
Level 3	—

Total	$157,864,946

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 22, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 22, 2009